DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2021
DEPOSITS [Abstract]
Summary of Interest Expense on Deposits
A summary of interest expense on deposits for the years ended December 31 follows:

	2021	2020	2019
	(In thousands)
Savings and interest-bearing checking	$2,101	$2,264	$5,371
Reciprocal	764	2,158	6,024
Time	1,507	7,073	7,148
Brokered time	93	1,171	4,882
Total	$4,465	$12,666	$23,425

Summary of Maturity of Time Deposits
A summary of the maturity of time deposits at December 31, 2021, follows (1):

(In thousands)
2022	$269,067
2023	43,692
2024	10,067
2025	5,834
2026	6,794
2027 and thereafter	338
Total	$335,792

(1)	Includes time deposits, brokered time deposits and reciprocal time deposits

Summary of Reciprocal Deposits	A summary of reciprocal deposits at December 31 follows:
	2021	2020
	(In thousands)
Demand	$559,664	$515,092
Money market	2,546	3,308
Time	24,416	37,785
Total	$586,626	$556,185